Label	Element	Value
Advisor Class | Americas [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	41.30%
Advisor Class | Asia Pacific [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	34.80%
Advisor Class | Middle East & Africa [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.10%
Advisor Class | Other Europe [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.20%